Contingent Liabilities (Schedule of Contingent Liabilities) (Details) ₪ in Millions	Dec. 31, 2019 ILS (₪) Claims
Up to NIS 100 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	14
Total claims amount | ₪	₪ 470
NIS 100-500 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	1
Total claims amount | ₪	₪ 405
Above NIS 1 billion [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	1
Total claims amount | ₪	₪ 15,000
Unquantified claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	14
Total claims amount | ₪
Against the Group and other defendants together without specifying the amount claimed from the Group [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	4
Total claims amount | ₪	₪ 785
Against the Group and other defendants together, in which the amount claimed from the Group has been quantified [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	1
Total claims amount | ₪	₪ 3
Unquantified claims against the Group and other defendants [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	7
Total claims amount | ₪